Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Contractual Charter Revenues
Year ending December 31,	Amount
2018	$2,048
$2,048